Related Parties - Summary of Guarantees Received from Related Parties (Detail) - Kapes Inc [Member] ₩ in Millions	12 Months Ended
Dec. 31, 2022 KRW (₩)
Performance Guarantees [Member]
Disclosure In Tabular Form Of Guarantees Provided To Related Parties [Line Items]
Credit limit	₩ 17,225
Defect Guarantees [Member]
Disclosure In Tabular Form Of Guarantees Provided To Related Parties [Line Items]
Credit limit	₩ 2,533